BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Feb. 29, 2020
BUSINESS ACQUISITIONS
Schedule of Business Acquisitions
Purchase Considerations
Cash Considerations	$36,931,000
Stock Considerations	608,914
Contingent receivable	(608,914)
Total Purchase Price at Fair Value:	$36,931,000
Estimated Fair Value of Assets Acquired:
Cash	33,313
Accounts receivable	79,020
Advances to suppliers	8,648,378
Other receivable	3,088,659
Copyrights and development costs, net	10,919,780
Other current assets	312,304
Investments	3,275,929
Capital assets	605,093
Intangibles - copy rights	1,530,000
Right-of-use assets	78,638
Estimated Fair Value of Liabilities Assumed:
Short term debt	(2,218,050)
Accounts payable	(580,781)
Deferred revenue	(2,547,180)
Wages payable	(134,400)
Taxes payable	(222,766)
Interest payable	(105,953)
Due to related parties	(2,967,894)
Other payables	(4,331,023)
Lease liabilities	(84,663)
Net Assets Acquired	15,378,401
Goodwill, being excess of Purchase Price Over Net Identifiable Assets Acquired	$21,552,596